Scope of Consolidation	6 Months Ended
Jun. 30, 2020
Disclosure of basis of consolidation [Abstract]
Disclosure of basis of consolidation [text block]
2. Scope of consolidation
Magneti Marelli discontinued operations and disposal
    On October, 22, 2018, FCA announced that it had entered into a definitive agreement to sell its Magneti Marelli business to CK Holdings Co., Ltd. On May 2, 2019, FCA completed the sale of Magneti Marelli for consideration of €5,772 million (including €5,774 million cash consideration, contingent consideration receivable with a fair value of €70 million, contingent consideration payable by FCA of €16 million, costs relating to the transaction of €16 million and a preliminary purchase price adjustment of approximately €40 million). On April 26, 2020, the final purchase price adjustment was agreed, substantially confirming the preliminary amount.
The following table shows the calculation of the gain on sale on the Magneti Marelli transaction:

At May 2, 2019
(€ million)
Intangible assets	€788
Property, plant and equipment	2,146
Financial receivables	10
Cash and cash equivalents	426
Other assets	2,055
Debt	(782)
Trade and other payables	(1,942)
Other liabilities	(791)
Net asset sold	€1,910
Consideration	5,812
Reclassification of amounts in OCI relating to Magneti Marelli(1)	(91)
Gain on sale attributable to FCA	€3,811
________________________________________________________________________________________________________________________________________________
(1) Excluding amounts related to remeasurement of defined benefit plans.
Refer to the Semi-Annual Condensed Consolidated Statement of Cash flows for the six months ended June 30, 2019, for the aggregate cash flows arising from the sale of Magneti Marelli, which consists of the cash consideration received net of the cash and cash equivalents transferred in the sale, as disclosed in the table above.
The following table summarizes the operating results of Magneti Marelli up to the completion of the sale transaction on May 2, 2019, that were excluded from the Consolidated Income Statement for the three months ended June 30, 2019:

	Three months ended June 30, 2019(1)	Six months ended June 30, 2019(1)
	(€ million)
Net revenues	€482	€1,657
Expenses	413	1,447
Net financial (income)/expenses	(8)	5
Profit before taxes from discontinued operations	77	205
Tax expense	27	44
Profit after taxes from discontinued operations	50	161
Add: Gain on sale attributable to FCA	3,811	3,811
Less: Tax expense on gain on sale	2	2
Profit from discontinued operations, net of tax	€3,859	€3,970
________________________________________________________________________________________________________________________________________________
(1) Amounts presented are not representative of the income statement of Magneti Marelli on a stand-alone basis; amounts are net of transactions between Magneti Marelli and other companies of the Group.
Plastic components and automotive modules business held for sale
    During the year ended December 31, 2019, certain entities within our plastic components and automotive modules business met the criteria to be presented as held for sale. On January 31, 2020, the Group entered into agreements for the sale of several of the groups of assets within our plastic components and automotive modules businesses for a total sale price of €47.5 million, resulting in a gain on disposal of €5 million.
Teksid Cast Iron Components Business Held for Sale
    During December 2019, FCA announced that it had entered into an agreement with Tupy S.A. for the sale of FCA’s global cast iron automotive components business, which is operated through FCA’s subsidiary Teksid S.p.A.
    The proposed sale includes Teksid’s cast iron production facilities in Brazil, Mexico, Poland and Portugal, in addition to Teksid’s interest in a joint venture in China and as a result the related assets and liabilities (€299 million and €174 million at June 30, 2020, respectively) met the criteria to be presented as held for sale from December 31, 2019. The agreement values the business at €210 million enterprise value. Consideration, subject to customary purchase price adjustments, will be paid at closing, expected between the third quarter of 2020 and the second quarter of 2021. The proposed transaction is subject to customary closing conditions, including the receipt of antitrust approvals.
Teksid’s aluminum business is not included in the transaction and will remain part of the Group